Other Non-Financial Assets - Summary of Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Non-Financial Assets [Abstract]
Deferred expenses	€ 313.2	€ 120.0
Sales tax receivable	5.2	93.8
Prepayments related to CRO and CMO contracts	0.0	35.3
Other	45.9	29.3
Total	364.3	278.4
Total current	280.9	271.9
Total non-current	€ 83.4	€ 6.5